Revenues and Other Operating Income and Expenses - Summary of Revenues (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Out-licensing revenue	€ 2,399	€ 3,505	€ 9,929
C-CathEZ sales		35	83
Other revenue	716
Total	€ 3,115	€ 3,540	€ 10,012